Other gains, net	12 Months Ended
Dec. 31, 2022
Other Gains Losses [Abstract]
Other gains, net
7.
Other gains, net

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Government grants and tax rebates (note)	245	393	316
Impairment provision for investments in associates	(4)	-	-
Gains on step-up acquisition arising from business combination	19	8	141
Fair value change of investments	-	105	26
Gains/(losses) on disposal of subsidiaries	32	(10)	1
Dividend from investments	-	27	14
Others	70	30	18
	362	553	516

Note: There are no unfulfilled conditions or contingencies related to these subsidies.